Note 16 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Interest rate swap contracts, current	$ 0	$ 1,142,682
Interest rate swap contracts, noncurrent	0	2,669,244
Derivatives	0	1,142,682
Derivatives	168,138	0
Fair Value, Recurring [Member]
Interest rate swap contracts, current	56,042	1,142,682
Interest rate swap contracts, noncurrent	168,138
Derivatives	56,042	1,142,682
Derivatives		2,669,244
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contracts, current	0	0
Interest rate swap contracts, noncurrent	0
Derivatives	0	0
Derivatives		0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contracts, current	56,042	1,142,682
Interest rate swap contracts, noncurrent	168,138
Derivatives	56,042	1,142,682
Derivatives		2,669,244
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contracts, current	0	0
Interest rate swap contracts, noncurrent	0
Derivatives	$ 0	0
Derivatives		$ 0